Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Note receivable, net of allowance for credit losses (in Dollars)	$ 238,103	$ 108,568
Common Stock, par value (in Dollars per share)	$ 0	$ 0	$ 0	$ 0
Common Stock, shares authorized		3,600,001	3,600,001	3,600,001
Common Stock, shares issued	4,615,384	3,600,001	3,600,001	3,600,001
Common Stock, shares outstanding	4,615,384	3,600,001	3,600,001	3,600,001
Common Stock, shares authorized	Unlimited	Unlimited